NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Mike Zaman Irrevocable Trust 4 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Feb. 14, 2023
Note payable	$ 10,000
Interest Rate	12.00%
Due Date	Feb. 14, 2024
Related Party Sixty [Member] | Convertible Notes Payable [Member]
Total Convertible Related Party Notes Payable		$ 19,028
Less: Debt Discount		$ 0	$ 0
Convertible Notes Payable, net of Discount - Related Party			$ 0
Willy A. Saint-Hilaire [Member]
Original Note Date		Mar. 13, 2020
Willy A. Saint-Hilaire [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Apr. 06, 2021	Apr. 06, 2021	Apr. 06, 2021
Note payable	$ 0	$ 900	$ 2,500
Interest Rate	12.00%	12.00%	12.00%
Conversion Rate			$ 0
Due Date	Apr. 06, 2022	Apr. 06, 2022	Apr. 06, 2022
Willy A. Saint-Hilaire [Member] | Related Party Notes Payable [Member]
Original Note Date	Feb. 28, 2022	Mar. 12, 2021	Mar. 12, 2021
Note payable	$ 4,500	$ 4,500	$ 3,912
Interest Rate	12.00%	16.00%	16.00%
Conversion Rate		$ 0	$ 0
Due Date	Feb. 28, 2023	Mar. 12, 2022	Mar. 12, 2022
Total Related Party Notes Payable [Member]
Note payable	$ 38,800	$ 9,500
Mohammad Sadrolashrafi [Member]
Original Note Date		May 11, 2020
Mohammad Sadrolashrafi [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date		Sep. 09, 2022
Note payable		$ 0
Interest Rate		12.00%
Conversion Rate		$ 0
Due Date		Sep. 09, 2023
Mohammad Sadrolashrafi [Member] | Related Party Notes Payable [Member]
Original Note Date	Nov. 17, 2022	Nov. 17, 2022
Note payable	$ 5,000	$ 5,000
Interest Rate	12.00%	12.00%
Due Date	Nov. 17, 2023	Nov. 17, 2023
Willy A. Saint-Hilaire 1 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Apr. 16, 2021	Apr. 16, 2021	Apr. 16, 2021
Note payable	$ 0	$ 1,518	$ 1,518
Interest Rate	12.00%	12.00%	12.00%
Conversion Rate		$ 0	$ 0
Due Date	Apr. 16, 2022	Apr. 16, 2022	Apr. 16, 2022
Willy A. Saint-Hilaire 2 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Apr. 21, 2021	Apr. 21, 2021	Apr. 21, 2021
Note payable	$ 800	$ 1,110	$ 1,110
Interest Rate	12.00%	12.00%	12.00%
Conversion Rate		$ 0	$ 0
Due Date	Apr. 21, 2022	Apr. 21, 2022	Apr. 21, 2022
Willy A. Saint-Hilaire 3 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2021
Note payable	$ 2,750	$ 2,750	$ 2,750
Interest Rate	15.15%	15.00%	15.00%
Conversion Rate		$ 0	$ 0
Due Date	Apr. 30, 2022	Apr. 30, 2022	Apr. 30, 2022
Willy A. Saint-Hilaire 4 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	May 04, 2021	May 04, 2021	May 04, 2021
Note payable	$ 750	$ 750	$ 750
Interest Rate	15.15%	15.00%	15.00%
Conversion Rate		$ 0	$ 0
Due Date	May 04, 2022	May 04, 2022	May 04, 2022
Willy A. Saint-Hilaire 5 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date		May 21, 2021	May 21, 2021
Note payable		$ 0	$ 6,300
Conversion Rate		$ 0	$ 0
Due Date		May 21, 2022	May 21, 2022
Jamie Hadfield [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Apr. 07, 2022	Apr. 07, 2022
Note payable	$ 10,000	$ 10,000
Interest Rate	12.00%	12.00%
Conversion Rate		$ 0
Due Date	Apr. 07, 2023	Apr. 07, 2023
Shahram Khial [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date		Apr. 22, 2021	Apr. 22, 2021
Note payable		$ 0	$ 3,500
Interest Rate		12.00%	12.00%
Conversion Rate		$ 0	$ 0
Due Date		Apr. 22, 2022	Apr. 22, 2022
Mike Zaman Irrevocable Trust [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Dec. 25, 2022	Dec. 25, 2022
Note payable	$ 2,000	$ 2,000
Interest Rate	12.00%	12.00%
Due Date	Dec. 25, 2023	Dec. 25, 2023
Mike Zaman Irrevocable Trust [Member] | Related Party Notes Payable [Member]
Original Note Date	Mar. 23, 2023
Note payable	$ 18,000
Interest Rate	12.00%
Due Date	Mar. 23, 2024
Total Convertible Related Party Notes Payable [Member] | Convertible Related Party Notes Payable [Member]
Note payable	$ 30,900	$ 19,028	$ 18,428
Small Business Administration EIDL [Member] | Third Party Non-Convertible Notes Payable [Member]
Original Note Date			Apr. 30, 2020
Note payable			$ 4,000
Interest Rate			3.75%
Due Date			Apr. 30, 2050
Total Third Party Non Convertible Notes Payable [Member]
Note payable			$ 4,000
Mike Zaman [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Jan. 11, 2023
Note payable	$ 1,100
Interest Rate	12.00%
Due Date	Jan. 11, 2024
Mike Zaman Irrevocable Trust 2 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Jan. 23, 2023
Note payable	$ 2,500
Interest Rate	12.00%
Due Date	Jan. 23, 2024
Mike Zaman Irrevocable Trust 2 [Member] | Related Party Notes Payable [Member]
Original Note Date	Jun. 02, 2023
Note payable	$ 2,500
Interest Rate	12.00%
Due Date	Jun. 02, 2024
Mike Zaman Irrevocable Trust 3 [Member] | Convertible Related Party Notes Payable [Member]
Original Note Date	Jan. 31, 2023
Note payable	$ 1,000
Interest Rate	12.00%
Due Date	Jan. 31, 2023
Mike Zaman Irrevocable Trust 3 [Member] | Related Party Notes Payable [Member]
Original Note Date	Jun. 20, 2023
Note payable	$ 3,000
Interest Rate	12.00%
Due Date	Jun. 20, 2024
Related Party Four [Member] | Convertible Notes Payable [Member]
Total Convertible Related Party Notes Payable	$ 30,900
Less: Debt Discount	$ 0
Mike Zaman Irrevocable Trust 1 [Member] | Related Party Notes Payable [Member]
Original Note Date	May 08, 2023
Note payable	$ 5,800
Interest Rate	12.00%
Due Date	May 08, 2024